Taxation - Income tax expense (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Current tax expense/(credit)
Total current tax expense (income) and adjustments for current tax of prior periods	€ (575)	€ (609)
Total deferred tax (expense)/income	(834)	30
Total income tax expense/(income)	(1,409)	(579)
United Kingdom
Current tax expense/(credit)
Current year	1	(71)
Adjustments in respect of prior years	(6)	3
Total deferred tax (expense)/income	39	(86)
Spectrum Payments	10,300
Overseas
Current tax expense/(credit)
Current year	(589)	(628)
Adjustments in respect of prior years	19	87
Total deferred tax (expense)/income	€ (873)	€ 116